FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of assets [abstract]
Schedule of Fair Value Measurement

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

As of December 31, 2020	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	CNY	CNY	CNY	CNY

Financial assets at fair value through profit or loss	138,674	—	—	138,674

Total	138,674	—	—	138,674

As of December 31, 2020	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$

Financial assets at fair value through profit or loss	21,234	—	—	21,234

Total	21,234	—	—	21,234